NEWMONT EQUITY AND INCOME/LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
NEWMONT EQUITY AND INCOME/LOSS PER SHARE
NOTE 13	NEWMONT EQUITY AND INCOME/LOSS PER SHARE

Newmont Common Stock

In September 2012, Newmont filed a shelf registration statement on Form S-3 under which it can issue an indeterminate number or amount of common stock, preferred stock, debt securities, guarantees of debt securities and warrants from time to time at indeterminate prices. It also included the resale of an indeterminate amount of common stock, preferred stock and debt securities from time to time upon exercise of warrants or conversion of convertible securities.

Treasury Stock

Treasury stock is acquired by the Company when certain restricted stock awards vest or are forfeited. At vesting, a participant has a tax liability and, pursuant to the participant’s award agreement, may elect withholding of restricted stock to satisfy tax withholding obligations. The withheld or forfeited stock is accounted for as treasury stock and carried at the par value of the related common stock.

Exchangeable Shares

In connection with the acquisition of Franco-Nevada Corporation (“Franco”) in February 2002, certain holders of Franco common stock received 0.8 of an exchangeable share of Newmont Mining Corporation of Canada Limited (formerly Franco) for each share of common stock held. These exchangeable shares were convertible, at the option of the holder, into shares of Newmont common stock on a one-for-one basis, and entitle holders to dividends and other rights economically equivalent to holders of Newmont common stock. On December 15, 2011, as a result of a plan of arrangement, holders of exchangeable shares received, at their election, for each existing exchangeable share, one new exchangeable share of Newmont Mining Corporation of Canada Limited or one share of Newmont common stock. In connection with the plan of arrangement, 1.6 million shares were converted from exchangeable shares to Newmont common stock and 4.9 million new exchangeable shares were issued. On December 20, 2013, the Company announced February 18, 2014 as the redemption date (“Redemption Date”) for all outstanding exchangeable shares (other than those held by Newmont and its affiliates). On the Redemption Date, holders of exchangeable shares received, in exchange for each exchangeable share, one share of common stock of Newmont. At December 31, 2013, 2012 and 2011, the value of the remaining exchangeable shares was included in Additional paid-in capital and outstanding shares.

Net Income (Loss) per Common Share

Basic income per common share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted income per common share is computed similarly to basic income per common share except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

	Years Ended December 31,
	2013	2012	2011
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(2,595)	$1,878	$468
Discontinued operations	61	(76)	(136)

	$(2,534)	$1,802	$332

Weighted average common shares (millions):
Basic	498	496	494
Effect of employee stock based awards	—	—	2
Effect of convertible notes	—	3	8

Diluted	498	499	504

Net income (loss) attributable to Newmont stockholders per common share
Basic:
Continuing operations	$(5.21)	$3.79	$0.95
Discontinued operations	0.12	(0.15)	(0.28)

	$(5.09)	$3.64	$0.67

Diluted:
Continuing operations	$(5.21)	$3.76	$0.93
Discontinued operations	0.12	(0.15)	(0.27)

	$(5.09)	$3.61	$0.66

Options to purchase 3, 2, and 2 million shares of common stock at average exercise prices of $48, $58, and $58 at December 31, 2013, 2012 and 2011, respectively, were excluded from the computation of diluted weighted average common shares because their exercise prices exceeded the average price of the Company’s common stock for each year.

Other outstanding performance-based stock awards totaling 2 million shares of common stock were not included in the computation of diluted weighted average common shares at December 31, 2013 because their effect would have been anti-dilutive.

In July 2007, Newmont issued $1,150 of Convertible Senior Notes that, if converted in the future, may have a dilutive effect on the Company’s weighted average number of common shares. The notes issued in 2007 are convertible, at the holder’s option, equivalent to a conversion price of $43.70 (26,318,259 shares of common stock) per share of common stock. Under the convertible note indenture, Newmont is required to settle the principal amount of the Convertible Senior Notes in cash and may elect to settle the remaining conversion obligation (Newmont average share price in excess of the conversion price), if any, in cash, shares or a combination thereof. The effect of contingently convertible instruments on diluted earnings per share is calculated under the net share settlement method in accordance with ASC guidance. The conversion price for the notes exceeded the Company’s share price for the year ended December 31, 2013, therefore no additional shares were included in the computation of diluted weighted average common shares. The average price of the Company’s common stock for the year ended December 31, 2012 and 2011 exceeded the conversion price for the notes issued in 2007 and therefore, 3 and 8 million additional shares, respectively, were included in the computation of diluted weighted average common shares for the year ended December 31, 2012 and 2011, respectively.

In connection with the 2007 Convertible Senior Notes offering, the Company entered into Call Spread Transactions which included the purchase of call options and the sale of warrants. As a result of the Call Spread Transactions, the conversion price of $43.70 was effectively increased to $56.99. Should the warrant transactions become dilutive to the Company’s earnings per share (Newmont’s average share price exceeds $56.99) the effect of the warrant transactions on diluted earnings per share will be calculated in accordance with the net share settlement method.

In February 2012, the holders of the Company’s 2012 Convertible Senior Notes exercised their election to convert the notes. The Company elected to pay the $172 conversion premium with cash, and as a result no common shares were issued.